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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
		  OF REGISTERED MANAGEMENT INVESTMENT COMPANY



		Investment Company Act file number 811-08547


                   	 Pioneer Independence Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

Pioneer Independence Fund
Schedule of Investments  3/31/10

Shares                                                            Value

          COMMON STOCKS - 99.6 %
          Energy - 6.3 %
          Integrated Oil & Gas - 1.7 %
157,108   Hess Corp.                                           $9,827,105
79,800    Petrobras Brasileiro (A.D.R.) *                       3,159,282
                                                               $12,986,387
          Oil & Gas Drilling - 0.8 %
74,100    Transocean, Ltd. *                                   $6,400,758
          Oil & Gas Equipment & Services - 0.7 %
144,060   National-Oilwell Varco, Inc.                         $5,845,955
          Oil & Gas Exploration & Production - 3.1 %
192,040   Devon Energy Corp.                                   $12,373,137
61,500    Range Resources Corp.                                 2,882,505
226,900   Southwestern Energy Co. *                             9,239,368
                                                               $24,495,010
          Total Energy                                         $49,728,110
          Materials - 1.4 %
          Gold - 0.5 %
77,300    Newmont Mining Corp.                                 $3,936,889
          Industrial Gases - 0.9 %
82,800    Praxair, Inc.                                        $6,872,400
          Total Materials                                      $10,809,289
          Capital Goods - 10.5 %
          Aerospace & Defense - 3.7 %
95,900    Precision Castparts Corp.                            $12,151,489
233,040   United Technologies Corp.                             17,154,074
                                                               $29,305,563
          Industrial Conglomerates - 5.1 %
201,300   3M Co.                                               $16,822,641
1,274,200 General Electric Co.                                  23,190,440
                                                               $40,013,081
          Industrial Machinery - 1.7 %
394,700   Ingersoll-Rand Plc                                   $13,763,189
          Total Capital Goods                                  $83,081,833
          Transportation - 3.0 %
          Air Freight & Couriers - 1.3 %
113,300   FedEx Corp.                                          $10,582,220
          Marine - 1.7 %
2,299,200 Dryships, Inc. * (b)                                 $13,427,328
          Total Transportation                                 $24,009,548
          Consumer Services - 2.5 %
          Casinos & Gaming - 1.9 %
718,990   Las Vegas Sands Corp. * (b)                          $15,206,639
          Hotels, Resorts & Cruise Lines - 0.6 %
127,700   Royal Caribbean Cruises, Ltd. * (b)                  $4,213,462
          Total Consumer Services                              $19,420,101
          Media - 2.4 %
          Publishing - 2.4 %
1,161,200 Gannett Co. (b)                                      $19,183,024
          Total Media                                          $19,183,024
          Retailing - 4.3 %
          Apparel Retail - 1.2 %
84,300    Abercrombie & Fitch Co.                              $3,847,452
144,000   Urban Outfitters Inc. *                               5,476,320
                                                               $9,323,772
          Computer & Electronics Retail - 0.6 %
105,800   Best Buy Co., Inc.                                   $4,500,732
          Internet Retail - 2.5 %
146,000   Amazon.Com, Inc. *                                   $19,816,580
          Total Retailing                                      $33,641,084
          Food & Drug Retailing - 3.9 %
          Drug Retail - 3.9 %
837,720   CVS/Caremark Corp.                                   $30,627,043
          Total Food & Drug Retailing                          $30,627,043
          Food, Beverage & Tobacco - 2.1 %
          Brewers - 0.4 %
65,505    Anheuser-Busch InBev NV *                            $3,304,727
          Packaged Foods & Meats - 1.7 %
155,900   General Mills, Inc.                                  $11,036,161
45,000    Nestle SA (Sponsored A.D.R.)                          2,304,000
                                                               $13,340,161
          Total Food, Beverage & Tobacco                       $16,644,888
          Household & Personal Products - 3.5 %
          Household Products - 3.5 %
328,400   Colgate-Palmolive Co.                                $27,999,384
          Total Household & Personal Products                  $27,999,384
          Health Care Equipment & Services - 5.4 %
          Health Care Equipment - 2.9 %
442,242   Insulet Corp. * (b)                                  $6,673,432
301,000   St. Jude Medical, Inc. *                              12,356,050
10,460    Surgical Intuitive, Inc *                             3,641,440
                                                               $22,670,922
          Health Care Services - 1.6 %
436,000   Omnicare, Inc.                                       $12,334,440
          Managed Health Care - 0.9 %
223,900   United Healthcare Group, Inc.                        $7,314,813
          Total Health Care Equipment & Services               $42,320,175
          Pharmaceuticals & Biotechnology - 8.2 %
          Biotechnology - 3.7 %
62,600    Alexion Pharmaceuticals, Inc. *                      $3,403,562
227,920   Gilead Sciences, Inc. *                               10,365,802
378,700   Vertex Pharmaceuticals, Inc. * (b)                    15,477,469
                                                               $29,246,833
          Pharmaceuticals - 4.5 %
221,000   Allergan, Inc.                                       $14,435,720
313,160   Bristol-Myers Squibb Co.                              8,361,372
1,130,380 Cardiome Pharma Corp. *                               7,471,812
308,000   Pfizer, Inc.                                          5,282,200
                                                               $35,551,104
          Total Pharmaceuticals & Biotechnology                $64,797,937
          Diversified Financials - 6.6 %
          Asset Management & Custody Banks - 3.2 %
21,900    Blackrock, Inc. (b)                                  $4,768,944
444,500   State Street Corp.                                    20,064,730
                                                               $24,833,674
          Consumer Finance - 2.0 %
382,079   American Express Co.                                 $15,764,580
          Diversified Finance Services - 1.4 %
306,515   Bank of America Corp.                                $5,471,293
129,900   J.P. Morgan Chase & Co.                               5,813,025
                                                               $11,284,318
          Total Diversified Financials                         $51,882,572
          Insurance - 4.6 %
          Multi-Line Insurance - 1.2 %
261,100   Loews Corp.                                          $9,733,808
          Property & Casualty Insurance - 3.4 %
1,198,700 Assured Guaranty, Ltd. (b)                           $26,335,439
          Total Insurance                                      $36,069,247
          Software & Services - 6.2 %
          Application Software - 1.9 %
1,404,800 TIBCO Software, Inc. *                               $15,157,792
          Data Processing & Outsourced Services - 1.6 %
48,140    MasterCard, Inc. (b)                                 $12,227,560
          Systems Software - 2.7 %
352,400   Microsoft Corp.                                      $10,314,748
428,350   Oracle Corp.                                          11,004,312
                                                               $21,319,060
          Total Software & Services                            $48,704,412
          Technology Hardware & Equipment - 16.5 %
          Communications Equipment - 6.6 %
2,484,000 Brocade Communications Systems, Inc. *               $14,183,640
751,700   Cisco Systems, Inc. *                                 19,566,751
2,607,500 Motorola, Inc. *                                      18,304,650
                                                               $52,055,041
          Computer Hardware - 5.1 %
172,800   Apple, Inc. *                                        $40,595,904
          Computer Storage & Peripherals - 4.8 %
1,747,800 EMC Corp. *                                          $31,530,312
154,700   Western Digital Corp. *                               6,031,753
                                                               $37,562,065
          Total Technology Hardware & Equipment                $130,213,010
          Semiconductors - 11.4 %
173,800   Broadcom Corp. * (b)                                 $5,766,683
1,329,300 Intel Corp.                                           29,590,218
3,841,760 ON Semiconductor Corp. * (b)                          30,734,080
429,601   Taiwan Semiconductor Manufacturing Co. (A.D.R.) *     4,506,514
802,200   Texas Instruments, Inc.                               19,629,834
                                                               $90,227,329
          Total Semiconductors                                 $90,227,329
          Utilities - 0.8 %
          Gas Utilities - 0.8 %
155,000   EQT Corp.                                            $6,355,000
          Total Utilities                                      $6,355,000
          TOTAL COMMON STOCKS
          (Cost  $686,029,590)                                 $785,713,986
Principal
Amount ($)TEMPORARY CASH INVESTMENTS -7.6 %
          Securities Lending Collateral  - 7.6 % (c)
          Certificates of Deposit:
1,644,087 DnB NOR Bank ASA NY, 0.19%, 5/19/10                  $1,644,087
1,644,131 Rabobank Nederland NY, 0.19%, 7/6/10                  1,644,131
1,644,087 Royal Bank of Canada, 0.23%, 1/21/11                  1,644,087
1,486,255 Bank of Nova Scotia, 0.2%, 6/1/10                     1,486,255
1,644,105 BBVA NY, 0.265%, 6/1/10                               1,644,105
500,206   BNP Paribas, 0.70%, 6/4/10                              500,206
1,808,496 CBA Financial, 0.27%, 1/3/11                          1,808,496
                                                               $10,371,367
          Commercial Paper:
217,554   Caterpillar Financial Services, 0.34%, 8/20/10       $  217,554
723,380   JDCLLP, 0.15%, 4/7/10                                   723,380
690,493   JDCLLP, 0.15%, 4/9/10                                   690,493
1,150,861 BCSFUN, 0.07%, 4/1/10                                 1,150,861
1,208,318 CATFIN, 0.17%, 4/16/10                                1,208,318
821,737   CBAPP, 0.20%, 6/7/10                                    821,737
1,315,065 HNDAF, 0.17%, 5/4/10                                  1,315,065
353,446   HNDAF, 0.16%, 4/22/10                                   353,446
164,377   INDFG, 0.21%, 5/4/10                                    164,377
1,972,553 INDFG, 0.20%, 5/3/10                                  1,972,553
1,282,227 PARFIN, 0.25%, 4/19/10                                1,282,227
1,643,447 WSTPAC, 0.25%, 5/27/10                                1,643,447
1,644,043 Char FD, 0.16%, 4/7/10                                1,644,043
657,465   Ciesco, 0.19%, 5/20/10                                  657,465
1,643,679 FASCO, 0.19%, 5/18/10                                 1,643,679
673,744   Kithaw, 0.16%, 5/5/10                                   673,744
986,162   Kithaw, 0.20%, 5/24/10                                  986,162
657,503   Old LLC, 0.18%, 5/11/10                                 657,503
657,530   Ranger, 0.18%, 5/3/10                                   657,530
493,135   SRCPP, 0.19%, 5/6/10                                    493,135
1,256,053 SRCPP, 0.17%, 4/6/11                                  1,256,053
303,367   STRAIT, 0.18%, 4/1/10                                   303,367
319,487   STRAIT, 0.18%, 5/7/10                                   319,487
724,990   STRAIT, 0.17%, 4/26/10                                  724,990
657,408   STRAIT, 0.20%, 6/2/10                                   657,408
821,874   TB LLC, 0.19%, 5/10/10                                  821,874
821,681   TB LLC, 0.23%, 6/9/10                                   821,681
1,644,087 Toyota Motor Credit Corp., 0.23%, 1/10/11             1,644,087
464,866   Wal Mart Stores, Inc., 0.22%, 7/1/10                    464,866
1,873,092 Bank of America, 0.85%, 5/12/10                       1,873,092
821,923   GE, 0.30%, 1/26/11                                      821,923
493,492   GE Capital Corp., 0.43%, 8/20/10                        493,492
177,972   GE Capital Corp., 0.35%, 10/21/10                       177,972
179,182   GE Capital Corp., 0.31%, 10/6/10                        179,182
183,353   John Deere Capital Corp., 0.33%, 7/16/10                183,353
1,391,445 JPMorgan Chase & Co., 0.57%, 9/24/10                  1,391,445
1,488,991 CME, Inc., 0.90%, 8/6/10                              1,488,991
1,864,177 Santander, 0.30%, 7/23/10                             1,864,177
352,473   US Bancorp, 0.65%, 5/6/10                               352,473
164,541   US Bancorp, 0.66%, 6/4/10                               164,541
251,911   US Bancorp, 0.30%, 5/28/10                              251,911
1,167,587 WFC, 0.70%, 1/24/11                                   1,167,587
657,459   WFC, 0.33%, 12/2/10                                     657,459
                                                               $37,038,130
          Tri-party Repurchase Agreements:
2,400,367 Deutsche Bank, 0.02%, 4/1/10                         $2,400,367
4,932,261 RBS Securities, Inc., 0.01%, 4/1/10                   4,932,261
                                                               $7,332,628
Shares
          Time Deposits:
2,550,961 Societe Generale, 0.12%, 4/1/10                      $2,550,961
          Money Market Mutual Funds:
2,630,539 Dreyfus Preferred Money Market Fund                  $2,630,539

          Total Securities Lending Collateral                  $59,923,625

          TOTAL TEMPORARY CASH INVESTMENTS
          (Cost  $59,923,625)                                  $59,923,625

          TOTAL INVESTMENT IN SECURITIES- 107.2%
          (Cost  $745,953,215) (a)                             $845,637,611

          OTHER ASSETS AND LIABILITIES - (7.2)%                $(56,533,935)

          TOTAL NET ASSETS - 100.0%                            $789,103,676

*         Non-income producing security.

(A.D.R.)  American Depositary Receipt.

(a) At March 31, 2010, the net unrealized gain on investments based on cost for federal income tax purposes of $745,953,215 was as follows:

          Aggregate gross unrealized gain for all investments in which
          there is an excess of value over tax cost            $117,760,863

          Aggregate gross unrealized loss for all investments in which
          there is an excess of tax cost over value             (18,066,467)

          Net unrealized gain                                  $99,694,396

(b)       At March 31, 2010, the following security was out on loan:

Shares                          Security                          Value
14,000    Assured Guaranty, Ltd.                               $ 307,580
300       Blackrock, Inc.                                        65,328
1,700     Broadcom Corp. *                                       56,406
2,246,000 Dryships, Inc. *                                      13,116,640
107,600   Gannett Co.                                           1,777,552
435,000   Insulet Corp. *                                       6,564,150
711,800   Las Vegas Sands Corp. *                               15,054,570
47,600    MasterCard, Inc.                                      12,090,400
41,100    ON Semiconductor Corp. *                               339,075
126,400   Royal Caribbean Cruises, Ltd. *                       4,170,568
101,100   Vertex Pharmaceuticals, Inc. *                        4,131,957
          Total                                                $57,674,227

(c)     Securities lending collateral is managed by Credit Suisse, New York
Branch.

          Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
          Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
          Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
          Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

          The following is a summary of the inputs used as of March 31, 2010, in valuing the Fund's assets:

                              Level 1     Level 2   Level 3    Total
Common Stocks              $785,713,986     $0         $0    $785,713,986
Temporary Cash Investments            0   57,293,086    0      57,293,086
Money market Mutual Fund      2,630,539      0          0       2,630,539
Total                      $788,344,525  $57,293,086   $0    $845,637,611



ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Independence Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date May 28, 2010


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date May 28, 2010



By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date May 28, 2010

* Print the name and title of each signing officer under his or her signature.